UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $1,399,670 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109    46575  1709800 SH       SOLE                  1709800        0        0
AMERICAN TOWER CORP            CL A             029912201    27466   644600 SH       SOLE                   644600        0        0
AVALONBAY CMNTYS INC           COM              053484101    36733   425400 SH       SOLE                   425400        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    95299  2451100 SH       SOLE                  2451100        0        0
CHESAPEAKE LODGING TR          SH BEN INT       165240102     6195   318200 SH       SOLE                   318200        0        0
D R HORTON INC                 COM              23331A109    44455  3528200 SH       SOLE                  3528200        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    37001   945100 SH       SOLE                   945100        0        0
HOME DEPOT INC                 COM              437076102    33101  1023200 SH       SOLE                  1023200        0        0
HYATT HOTELS CORP              COM CL A         448579102    35422   909200 SH       SOLE                   909200        0        0
ISHARES TR INDEX               PUT              464287959    58417  1173500 SH  PUT  SOLE                  1173500        0        0
KB HOME                        PUT              48666K959    13333   796000 SH  PUT  SOLE                   796000        0        0
KILROY RLTY CORP               COM              49427F108    21283   690100 SH       SOLE                   690100        0        0
LENNAR CORP                    PUT              526057954    16549   961600 SH  PUT  SOLE                   961600        0        0
LOWES COS INC                  COM              548661107    40265  1661100 SH       SOLE                  1661100        0        0
M D C HLDGS INC                COM              552676108    62004  1791500 SH       SOLE                  1791500        0        0
MACERICH CO                    COM              554382101    83144  2170300 SH       SOLE                  2170300        0        0
MACK CALI RLTY CORP            COM              554489104    15792   448000 SH       SOLE                   448000        0        0
MERITAGE HOMES CORP            COM              59001A102    27168  1293700 SH       SOLE                  1293700        0        0
MFA FINANCIAL INC              COM              55272X102    26185  3557800 SH       SOLE                  3557800        0        0
MOHAWK INDS INC                COM              608190104     2898    53300 SH       SOLE                    53300        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    35076   997900 SH       SOLE                   997900        0        0
NVR INC                        COM              62944T105    20398    28077 SH       SOLE                    28077        0        0
PEBBLEBROOK HOTEL TR           COM              70509V100    10881   517400 SH       SOLE                   517400        0        0
POST PPTYS INC                 COM              737464107    35186  1597900 SH       SOLE                  1597900        0        0
REGENCY CTRS CORP              COM              758849103    23898   637800 SH       SOLE                   637800        0        0
ROYAL CARIBBEAN CRUISES LTD    PUT              V7780T953    25584   775500 SH  PUT  SOLE                   775500        0        0
RYLAND GROUP INC               PUT              783764953    26518  1181700 SH  PUT  SOLE                  1181700        0        0
RYLAND GROUP INC               COM              783764103    37515  1671800 SH       SOLE                  1671800        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    41055  1138200 SH       SOLE                  1138200        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    73120   871517 SH       SOLE                   871517        0        0
SL GREEN RLTY CORP             COM              78440X101    70892  1237860 SH       SOLE                  1237860        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    59261  1270600 SH       SOLE                  1270600        0        0
STARWOOD HOTELS&RESORTS WRLD   PUT              85590A951    45899   984100 SH  PUT  SOLE                   984100        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    36622  3278600 SH       SOLE                  3278600        0        0
TERRENO RLTY CORP              COM              88146M101     4933   250000 SH       SOLE                   250000        0        0
TOLL BROTHERS INC              COM              889478103    65364  3142500 SH       SOLE                  3142500        0        0
VENTAS INC                     COM              92276F100    38492   810700 SH       SOLE                   810700        0        0
WEINGARTEN RLTY INVS           SH BEN INT       948741103    19691   913300 SH       SOLE                   913300        0        0